Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
________________________________________________________________________________________________________
Aerospace & Defense — 2.0%
________________________________________________________________________________________________________
Airbus SE	219,815	$32,282,894
CAE, Inc.	776,863	23,040,557
________________________________________________________________________________________________________
		$55,323,451
________________________________________________________________________________________________________
Banks — 5.3%
________________________________________________________________________________________________________
Banco Santander SA	6,223,221	$24,525,035
Canadian Imperial Bank of Commerce	305,488	24,911,792
Citigroup, Inc.(1)	420,078	31,258,004
ING Groep NV	1,429,041	15,515,392
KBC Group NV	139,915	10,266,308
KeyCorp	1,274,374	23,843,537
UniCredit SpA	970,350	12,961,256
________________________________________________________________________________________________________
		$143,281,324
________________________________________________________________________________________________________
Beverages — 2.7%
________________________________________________________________________________________________________
Anheuser-Busch InBev SA/NV	263,809	$19,901,750
Coca-Cola Co. (The)(1)	494,668	28,888,611
Diageo PLC(1)	627,201	24,801,473
________________________________________________________________________________________________________
		$73,591,834
________________________________________________________________________________________________________
Biotechnology — 0.9%
________________________________________________________________________________________________________
CSL, Ltd.	115,785	$23,813,339
________________________________________________________________________________________________________
		$23,813,339
________________________________________________________________________________________________________
Building Products — 1.0%
________________________________________________________________________________________________________
Assa Abloy AB, Class B(1)	1,170,222	$27,776,724
________________________________________________________________________________________________________
		$27,776,724
________________________________________________________________________________________________________
Capital Markets — 0.9%
________________________________________________________________________________________________________
Morgan Stanley	460,243	$24,052,299
________________________________________________________________________________________________________
		$24,052,299
________________________________________________________________________________________________________
Chemicals — 2.1%
________________________________________________________________________________________________________
BASF SE	228,881	$15,448,704
Chr. Hansen Holding A/S	230,370	17,144,767
Sika AG	136,576	24,559,834
________________________________________________________________________________________________________
		$57,153,305
________________________________________________________________________________________________________
Consumer Finance — 1.4%
________________________________________________________________________________________________________
Capital One Financial Corp.(1)	256,974	$25,646,005
OneMain Holdings, Inc.	264,330	11,199,662
________________________________________________________________________________________________________
		$36,845,667
________________________________________________________________________________________________________
Diversified Financial Services — 2.8%
________________________________________________________________________________________________________
Berkshire Hathaway, Inc., Class B(1)(2)	150,438	$33,762,800
ORIX Corp.(1)	2,498,507	42,205,934
________________________________________________________________________________________________________
		$75,968,734
________________________________________________________________________________________________________
Electric Utilities — 2.5%
________________________________________________________________________________________________________
Iberdrola SA	2,198,089	$24,050,034
NextEra Energy, Inc.(1)	159,158	42,686,176
________________________________________________________________________________________________________
		$66,736,210
________________________________________________________________________________________________________
Electrical Equipment — 2.0%
________________________________________________________________________________________________________
Melrose Industries PLC	17,357,814	$53,196,295
________________________________________________________________________________________________________
		$53,196,295
________________________________________________________________________________________________________
Electronic Equipment, Instruments & Components — 2.5%
________________________________________________________________________________________________________
CDW Corp.	127,810	$16,672,815
Keyence Corp.	105,848	35,581,532
Murata Manufacturing Co., Ltd.	259,607	14,697,597
________________________________________________________________________________________________________
		$66,951,944
________________________________________________________________________________________________________
Energy Equipment & Services — 0.6%
________________________________________________________________________________________________________
Schlumberger, Ltd.	487,850	$16,347,853
________________________________________________________________________________________________________
		$16,347,853
________________________________________________________________________________________________________
Entertainment — 2.2%
________________________________________________________________________________________________________
Nintendo Co., Ltd.	43,991	$16,182,336
Walt Disney Co. (The)(1)	310,756	42,980,662
________________________________________________________________________________________________________
		$59,162,998
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 2.1%
________________________________________________________________________________________________________
American Tower Corp.	116,756	$27,057,035
Equity Residential	169,969	14,121,025
Simon Property Group, Inc.	114,233	15,210,124
________________________________________________________________________________________________________
		$56,388,184
________________________________________________________________________________________________________
Food Products — 2.6%
________________________________________________________________________________________________________
Mondelez International, Inc., Class A	536,433	$30,780,525
Nestle SA	371,865	41,013,958
________________________________________________________________________________________________________
		$71,794,483
________________________________________________________________________________________________________
Health Care Equipment & Supplies — 4.7%
________________________________________________________________________________________________________
Baxter International, Inc.	289,916	$25,866,306
Boston Scientific Corp.(1)(2)	774,061	32,409,934
Danaher Corp.	161,449	25,972,301
Intuitive Surgical, Inc.(2)	44,930	25,150,915
Straumann Holding AG	20,390	19,434,366
________________________________________________________________________________________________________
		$128,833,822
________________________________________________________________________________________________________
Health Care Providers & Services — 0.9%
________________________________________________________________________________________________________
Anthem, Inc.	90,969	$24,132,256
________________________________________________________________________________________________________
		$24,132,256
________________________________________________________________________________________________________
Hotels, Restaurants & Leisure — 0.9%
________________________________________________________________________________________________________
Compass Group PLC	988,262	$24,432,016
________________________________________________________________________________________________________
		$24,432,016
________________________________________________________________________________________________________
Industrial Conglomerates — 0.9%
________________________________________________________________________________________________________
DCC PLC	315,258	$25,454,546
________________________________________________________________________________________________________
		$25,454,546
________________________________________________________________________________________________________
Insurance — 4.2%
________________________________________________________________________________________________________
AIA Group, Ltd.(1)	2,699,457	$26,748,772
Aviva PLC	4,874,733	25,545,987
Chubb, Ltd.	100,509	15,276,363
Progressive Corp. (The)	300,272	24,228,948
Prudential PLC(1)	1,185,990	21,087,340
________________________________________________________________________________________________________
		$112,887,410
________________________________________________________________________________________________________
Interactive Media & Services — 6.4%
________________________________________________________________________________________________________
Alphabet, Inc., Class C(1)(2)	75,101	$107,712,107
Facebook, Inc., Class A(1)(2)	219,005	44,219,300
Tencent Holdings, Ltd.	476,060	22,703,383
________________________________________________________________________________________________________
		$174,634,790
________________________________________________________________________________________________________
Internet & Direct Marketing Retail — 3.5%
________________________________________________________________________________________________________
Amazon.com, Inc.(1)(2)	47,269	$94,950,186
________________________________________________________________________________________________________
		$94,950,186
________________________________________________________________________________________________________
IT Services — 3.2%
________________________________________________________________________________________________________
Amadeus IT Group SA	651,030	$51,044,700
Visa, Inc., Class A(1)	175,716	34,962,212
________________________________________________________________________________________________________
		$86,006,912
________________________________________________________________________________________________________
Leisure Products — 1.0%
________________________________________________________________________________________________________
Yamaha Corp.(1)	510,315	$26,070,405
________________________________________________________________________________________________________
		$26,070,405
________________________________________________________________________________________________________
Life Sciences Tools & Services — 0.7%
________________________________________________________________________________________________________
Lonza Group AG	43,819	$17,996,015
________________________________________________________________________________________________________
		$17,996,015
________________________________________________________________________________________________________
Machinery — 7.8%
________________________________________________________________________________________________________
Gardner Denver Holdings, Inc.(1)(2)	949,570	$33,529,317
ITT, Inc.(1)	446,824	29,972,954
Komatsu, Ltd.	1,176,190	26,006,759
Sandvik AB	1,577,331	28,788,950
SMC Corp.	49,551	21,389,634
Stanley Black & Decker, Inc.(1)	272,168	43,364,527
Xylem, Inc.	360,445	29,433,939
________________________________________________________________________________________________________
		$212,486,080
________________________________________________________________________________________________________
Metals & Mining — 1.2%
________________________________________________________________________________________________________
Rio Tinto, Ltd.(1)	481,989	$31,275,460
________________________________________________________________________________________________________
		$31,275,460
________________________________________________________________________________________________________
Multi-Utilities — 0.9%
________________________________________________________________________________________________________
CMS Energy Corp.	346,005	$23,704,803
________________________________________________________________________________________________________
		$23,704,803
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 3.9%
________________________________________________________________________________________________________
ConocoPhillips(1)	524,016	$31,142,271
EOG Resources, Inc.	310,852	22,664,219
Exxon Mobil Corp.	397,619	24,700,092
Phillips 66	294,766	26,932,770
________________________________________________________________________________________________________
		$105,439,352
________________________________________________________________________________________________________
Personal Products — 1.5%
________________________________________________________________________________________________________
Unilever PLC(1)	664,787	$39,655,423
________________________________________________________________________________________________________
		$39,655,423
________________________________________________________________________________________________________
Pharmaceuticals — 6.1%
________________________________________________________________________________________________________
Eli Lilly & Co.(1)	221,860	$30,980,531
GlaxoSmithKline PLC(1)	1,260,950	29,606,362
Novo Nordisk A/S, Class B	469,570	28,583,501
Sanofi	414,303	39,954,683
Zoetis, Inc.(1)	279,781	37,549,408
________________________________________________________________________________________________________
		$166,674,485
________________________________________________________________________________________________________
Professional Services — 2.3%
________________________________________________________________________________________________________
Recruit Holdings Co., Ltd.	1,083,497	$42,230,676
Verisk Analytics, Inc.	129,506	21,040,840
________________________________________________________________________________________________________
		$63,271,516
________________________________________________________________________________________________________
Semiconductors & Semiconductor Equipment — 3.4%
________________________________________________________________________________________________________
ASML Holding NV(1)	119,439	$33,519,005
Infineon Technologies AG	1,370,920	29,451,395
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	564,678	30,458,731
________________________________________________________________________________________________________
		$93,429,131
________________________________________________________________________________________________________
Software — 3.9%
________________________________________________________________________________________________________
Microsoft Corp.(1)	618,781	$105,335,090
________________________________________________________________________________________________________
		$105,335,090
________________________________________________________________________________________________________
Specialty Retail — 3.2%
________________________________________________________________________________________________________
Industria de Diseno Textil SA	671,025	$22,564,603
Lowe's Cos., Inc.(1)	336,904	39,161,721
TJX Cos., Inc. (The)	416,006	24,560,994
________________________________________________________________________________________________________
		$86,287,318
________________________________________________________________________________________________________
Technology Hardware, Storage & Peripherals — 2.8%
________________________________________________________________________________________________________
Apple, Inc.(1)	246,972	$76,440,304
________________________________________________________________________________________________________
		$76,440,304
________________________________________________________________________________________________________
Textiles, Apparel & Luxury Goods — 1.8%
________________________________________________________________________________________________________
adidas AG	62,974	$19,906,965
LVMH Moet Hennessy Louis Vuitton SE	68,870	29,990,966
________________________________________________________________________________________________________
		$49,897,931
________________________________________________________________________________________________________
Wireless Telecommunication Services — 1.1%
________________________________________________________________________________________________________
Tele2 AB, Class B	2,006,963	$30,279,240
________________________________________________________________________________________________________
		$30,279,240
________________________________________________________________________________________________________
Total Common Stocks (identified cost $2,058,423,414)		$2,707,959,135
________________________________________________________________________________________________________
Short-Term Investments — 0.2%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(3)	6,185,698	$6,186,317
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $6,186,317)		$6,186,317
________________________________________________________________________________________________________
Total Investments — 100.1% (identified cost $2,064,609,731)		$2,714,145,452
________________________________________________________________________________________________________
Total Written Call Options — (0.1)% (premiums received $14,373,059)		$(4,389,480)
________________________________________________________________________________________________________
Other Assets, Less Liabilities — 0.0%(4)		$974,289
________________________________________________________________________________________________________
Net Assets — 100.0%		$2,710,730,261
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)		Security (or a portion thereof) has been pledged as collateral for written options.
(2)		Non-income producing security.
(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

(4)		Amount is less than 0.05%.

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	53.3%	$1,446,088,058
United Kingdom	10.1	275,054,902
Japan	8.2	224,364,873
Spain	4.5	122,184,372
Switzerland	3.8	103,004,173
France	3.8	102,228,543
Sweden	3.2	86,844,914
Germany	2.4	64,807,064
Netherlands	1.8	49,034,397
Canada	1.8	47,952,349
Denmark	1.7	45,728,268
Taiwan	1.1	30,458,731
Belgium	1.1	30,168,058
Hong Kong	1.0	26,748,772
Australia	0.9	23,813,339
China	0.8	22,703,383
Italy	0.5	12,961,256
Total Investments	100.0%	$2,714,145,452

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Written Call Options — (0.1)%
Exchange-Traded Options — (0.1)%
Description			Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Value
___________________________________________________________________________________________________________
Dow Jones Euro Stoxx 50 Index		1,805	EUR	65,718,426	EUR	3,800	2/7/20	$(4,300)
Dow Jones Euro Stoxx 50 Index		1,780	EUR	64,808,198	EUR	3,775	2/14/20	(55,411)
Dow Jones Euro Stoxx 50 Index		1,820	EUR	66,264,562	EUR	3,825	2/21/20	(29,162)
Dow Jones Euro Stoxx 50 Index		1,850	EUR	67,356,835	EUR	3,725	2/28/20	(451,383)
FTSE 100 Index		610	GBP	44,444,661	GBP	7,600	2/21/20	(34,104)
FTSE 100 Index		580	GBP	42,258,858	GBP	7,675	2/21/20	(13,094)
Nikkei 225 Index		125	JPY	2,900,647,500	JPY	24,000	2/7/20	(8,984)
Nikkei 225 Index		120	JPY	2,784,621,600	JPY	24,125	2/14/20	(21,373)
Nikkei 225 Index		120	JPY	2,784,621,600	JPY	24,125	2/21/20	(46,806)
Nikkei 225 Index		120	JPY	2,784,621,600	JPY	23,500	2/28/20	(290,158)
S&P 500 Index		203	USD	65,478,056	USD	3,215	2/3/20	(518,665)
S&P 500 Index		203	USD	65,478,056	USD	3,250	2/5/20	(365,400)
S&P 500 Index		202	USD	65,155,504	USD	3,290	2/7/20	(144,430)
S&P 500 Index		203	USD	65,478,056	USD	3,290	2/10/20	(170,520)
S&P 500 Index		202	USD	65,155,504	USD	3,300	2/12/20	(165,640)
S&P 500 Index		201	USD	64,832,952	USD	3,325	2/14/20	(92,460)
S&P 500 Index		201	USD	64,832,952	USD	3,315	2/18/20	(146,730)
S&P 500 Index		201	USD	64,832,952	USD	3,335	2/19/20	(83,415)
S&P 500 Index		199	USD	64,187,848	USD	3,335	2/21/20	(106,465)
S&P 500 Index		200	USD	64,510,400	USD	3,250	2/24/20	(760,000)
S&P 500 Index		201	USD	64,832,952	USD	3,300	2/26/20	(340,695)
S&P 500 Index		199	USD	64,187,848	USD	3,280	2/28/20	(540,285)
___________________________________________________________________________________________________________
Total								$(4,389,480)
___________________________________________________________________________________________________________
Abbreviations:
ADR	-	American Depositary Receipt
Currency Abbreviations:
EUR	-	Euro
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

At January 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

At January 31, 2020, the value of the Fund's investment in affiliated funds was $6,186,317, which represents 0.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,252,007	$120,691,976	$(116,755,515)	$(2,151)	$—	$6,186,317	$24,305	6,185,698

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Common Stocks
Communication Services	$194,912,069	$69,164,959	$—	$264,077,028
Consumer Discretionary	158,672,901	122,964,955	—	281,637,856
Consumer Staples	59,669,136	125,372,604	—	185,041,740
Energy	121,787,205	—	—	121,787,205
Financials	214,179,410	178,856,024	—	393,035,434
Health Care	202,061,651	159,388,266	—	361,449,917
Industrials	180,382,134	257,126,478	—	437,508,612
Information Technology	263,869,152	164,294,229	—	428,163,381
Materials	—	88,428,765	—	88,428,765
Real Estate	56,388,184	—	—	56,388,184
Utilities	66,390,979	24,050,034	—	90,441,013
________________________________________________________________________________________________________
Total Common Stocks	$1,518,312,821	$1,189,646,314*	$—	$2,707,959,135
________________________________________________________________________________________________________
Short-Term Investments	$—	$6,186,317	$—	$6,186,317
________________________________________________________________________________________________________
Total Investments	$1,518,312,821	$1,195,832,631	$—	$2,714,145,452
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Written Call Options	$(3,434,705)	$(954,775)	$—	$(4,389,480)
________________________________________________________________________________________________________
Total	$(3,434,705)	$(954,775)	$—	$(4,389,480)
________________________________________________________________________________________________________
*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.